Basis of Presentation and General Information (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Apr. 15, 2021
Related Party Transaction [Line Items]
Common stock, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value			$ 0.01	$ 0.01		$ 0.01
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Common stock, shares authorized	500
Common stock, par value	$ 0.01
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | C Transport Maritime LTD
Related Party Transaction [Line Items]
Concentration Risk, Percentage	37.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Vitera Chartering
Related Party Transaction [Line Items]
Concentration Risk, Percentage	28.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Reachy International
Related Party Transaction [Line Items]
Concentration Risk, Percentage	25.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Cargill International S.A.
Related Party Transaction [Line Items]
Concentration Risk, Percentage		37.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Phaethon International Co AG.
Related Party Transaction [Line Items]
Concentration Risk, Percentage		33.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Uniper Global Commodities, Dusseldorf GE
Related Party Transaction [Line Items]
Concentration Risk, Percentage		11.00%
OceanPal Inc. Predecessors | Revenue Benchmark | Customer Concentration Risk [Member] | Crystal Sea Shipping Co., Limited
Related Party Transaction [Line Items]
Concentration Risk, Percentage		20.00%